Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
August 31, 2025

Dates Covered
Collections Period	08/01/25 - 08/31/25
Interest Accrual Period	08/15/25 - 09/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/25	339,833,798.50	20,040
Yield Supplement Overcollateralization Amount 07/31/25	21,569,741.36	0
Receivables Balance 07/31/25	361,403,539.86	20,040
Principal Payments	17,133,121.07	493
Defaulted Receivables	613,523.50	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/25	20,035,275.01	0
Pool Balance at 08/31/25	323,621,620.28	19,514

Pool Statistics	$ Amount	# of Accounts
Pool Factor	29.55%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	6,583,287.09	257
Past Due 61-90 days	2,556,929.04	96
Past Due 91-120 days	399,609.30	18
Past Due 121+ days	0.00	0
Total	9,539,825.43	371

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.78%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.86%
Delinquency Trigger Occurred	NO

Recoveries	382,349.96
Aggregate Net Losses/(Gains) - August 2025	231,173.54
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.77%
Prior Net Losses/(Gains) Ratio	0.06%
Second Prior Net Losses/(Gains) Ratio	0.09%
Third Prior Net Losses/(Gains) Ratio	0.25%
Four Month Average	0.29%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.63%

Overcollateralization Target Amount	5,232,239.66
Actual Overcollateralization	5,232,239.66
Weighted Average Contract Rate	5.84%
Weighted Average Contract Rate, Yield Adjusted	10.13%
Weighted Average Remaining Term	36.59

Flow of Funds	$ Amount
Collections	19,257,181.84
Investment Earnings on Cash Accounts	11,862.44
Servicing Fee	(301,169.62)
Transfer to Collection Account	-
Available Funds	18,967,874.66

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,118,006.22
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	10,979,938.56
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,232,239.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,442,487.47

Total Distributions of Available Funds	18,967,874.66

Servicing Fee	301,169.62
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 08/15/25	334,601,558.84
Principal Paid	16,212,178.22
Note Balance @ 09/15/25	318,389,380.62

Class A-1
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-2a
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-2b
Note Balance @ 08/15/25	0.00
Principal Paid	0.00
Note Balance @ 09/15/25	0.00
Note Factor @ 09/15/25	0.0000000%

Class A-3
Note Balance @ 08/15/25	187,971,558.84
Principal Paid	16,212,178.22
Note Balance @ 09/15/25	171,759,380.62
Note Factor @ 09/15/25	57.7925238%

Class A-4
Note Balance @ 08/15/25	99,500,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	99,500,000.00
Note Factor @ 09/15/25	100.0000000%

Class B
Note Balance @ 08/15/25	31,390,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	31,390,000.00
Note Factor @ 09/15/25	100.0000000%

Class C
Note Balance @ 08/15/25	15,740,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	15,740,000.00
Note Factor @ 09/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,313,208.97
Total Principal Paid	16,212,178.22
Total Paid	17,525,387.19

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	4.34270%
Coupon	5.05270%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.66000%
Interest Paid	729,956.22
Principal Paid	16,212,178.22
Total Paid to A-3 Holders	16,942,134.44

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.2580679
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.5314354
Total Distribution Amount	16.7895033

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.4561111
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	54.5497248
Total A-3 Distribution Amount	57.0058359

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	677.26
Noteholders' Principal Distributable Amount	322.74

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/25	2,616,119.83
Investment Earnings	9,437.77
Investment Earnings Paid	(9,437.77)
Deposit/(Withdrawal)	-
Balance as of 09/15/25	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,728,950.67	$2,706,198.22	$1,762,008.26
Number of Extensions	116	115	77
Ratio of extensions to Beginning of Period Receivables Balance	0.76%	0.71%	0.44%